Impairment of long-term assets	12 Months Ended
Dec. 31, 2025
Impairment of long-term assets
Impairment of long-term assets

18.Impairment of long-term assets

As mentioned in Note 4.13, each year the Ecopetrol Group assesses whether there is an indication that a non-current asset or cash–generating unit may be impaired or if impairment losses recognized in previous years should be reversed.

The impairment of non-current assets includes property, plant, and equipment, natural resources, investments in companies, and goodwill. The Ecopetrol Group is exposed to future risks derived mainly from variations in (a) the estimate of future oil prices, (b) the refining margins and profitability, (c) the cost profile, (d) the investments and maintenance expenses, (e) the amounts of recoverable reserves, (f) the market and country risk assessments reflected in the discount rate and (g) changes in national and foreign regulations, among others.

Any changes in the above estimates used to calculate the recoverable amount of a non–current assets can have a material impact on the recognition impairment losses or reversals in consolidated statement of profit or loss. Highly sensitive significant estimates affecting each business segments, among others include (a) in the exploration and production segment, variations of hydrocarbon prices, (b) in the refining segment, changes in finished products and crude oil prices, the discount rate, refining margins, (c) in the transport and logistics segment, transported volumes and exchange rate, and (d) in energy transmission and toll roads concessions, infrastructure construction margins, asset remuneration flow estimates, network capacity, among others.

Based on the impairment tests conducted by the Ecopetrol Group, the following are the impairments or reversals of impairment for the years ended on December 31, 2025, 2024 and 2023:

Impairment reversal (loss) by segment	2025	2024	2023
Exploration and production	(325)	(480)	(2,741)
Refining and petrochemicals	—	1,265	1,482
Transport and logistics	346	127	(630)
Energy transmission and toll roads concessions	2	(45)	(209)
	23	867	(2,098)

Recognized in:
Property, plant, and equipment (Note 14)	255	1,262	206
Natural and environmental resources (Note 15)	(271)	(333)	(2,154)
Investment in associates and joint ventures (Note 13)	—	15	(8)
Right of use assets (Note 16)	26	(27)	(26)
Other non-current assets	13	(50)	(116)
	23	867	(2,098)

18.1Exploration and production

The impairment (loss) reversal of assets of the Exploration and Production segment for the years ended December 31 of 2025, 2024 and 2023 is the following:

	2025	2024	2023
Oilfields	(325)	(495)	(2,733)
Investment in joint ventures	—	15	(8)
	(325)	(480)	(2,741)

18.1.1	Oilfields

In 2025, a net impairment loss of $325 was recognized, generated in: i) Ecopetrol S.A., mainly in the cash-generating units Llanito, Tibu, Tisquirama, and Casabe; and a recovery in assets such as Teca Cocorná, Arauca, Moriche, and Ariari; ii) Hocol S.A., offsetting the impairment of the cash-generating units Bullerengue, Espinal, and Llanos with the recovery in Cicuco, Toldado, La Hocha, Upía, and Chenche; and iii) a recovery in the K2 and Gunflint fields of Ecopetrol América. The impairment incurred during the year resulted from the decrease in future hydrocarbon prices, which was partially offset by the implementation of asset profitability management plans and a decrease in the discount rate.

In 2024, a net impairment expense of $495 was recognized: generated in: i) in the K2 and Gunflint fields of Ecopetrol America, ii) Ecopetrol S.A. due to the offsetting effect between an impairment mainly in the Llanito, Orito, and Sur cash-generating units; and a recovery mainly in assets such as Suria, Dina Cretaceo, Jazmin, and San Francisco; and iii) in Hocol S.A. due to the offsetting effect between the impairment of the Espinal cash-generating unit and the recovery in La Hocha, Chenche, Toldado, Cicuco, and Upía. The lower impairment compared to the previous year is mainly due to the success in the implementation of plans to mitigate the impairment loss for lower future hydrocarbon prices in the short and medium term. The plans considered the following aspects: acceleration in the addition of incremental volumes through profitable projects and decision-making, efficiencies, the decrease of fixed costs, optimization of technical abandonment costs, net book value management, among others

In 2023, an impairment loss was recognized, considering CAPEX variables, OPEX effects and prices mainly in the cash-generating units (CGU) Casabe, Llanito, Suria, and Tibú; and a recovery mainly in the Piedemonte unit, which was the subject of unification of Floreña, Cupiagua and Cusiana assets during 2024, considering that these fields share facilities with each other, possess synergies, and jointly manage the surface fluids across the three large infrastructures. Likewise, impairment losses were recognized in Hocol S.A. in the Cicuco, Toldado, La Hocha, Espinal, and Chenche CGUs and a recovery in Upía CGU. In the CGUs abroad, an impairment loss was recognized in K2 CGU of Ecopetrol America.

The following is the breakdown of oilfields impairment losses or reversals for the years ended December 31, 2025, 2024 and 2023:

2025

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	2,534	3,991	391
Loss	3,209	2,493	(716)
			(325)

2024

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	3,109	6,131	880
Loss	3,739	2,364	(1,375)
			(495)

2023

	Carrying	Recoverable	Impairment
Cash generating units	amount	amount	reversal (loss)
Oil fields in Colombia
Reversal	9,815	18,113	364
Loss	10,048	6,951	(3,097)
			(2,733)

The assumptions used to determine the recoverable amount include the following:

●	The fair value less costs of disposal of the Exploration and Production segment assets was determined based on cash flows after tax derived from the business plans approved by Management of the Ecopetrol Group, which are developed based on long–term macroeconomic policies and fundamental assumptions of supply and demand. The fair value hierarchy is 3.
●	Balance of oil and gas reserves, in addition to proven reserves, probable and possible reserves were also considered (See Note 34), adjusted by different risk factors.
●	The discount rate in real terms was determined as the weighted average cost of capital (WACC) and corresponds to a differential rate depending on the projected tax surcharge for each year, as follows: 5.24% (2024: 5.98%) with tax surcharge of 0%, 5.04% (2024: 5.75%) with a tax surcharge of 5%, 4.83% (2024: 5.52%) with a tax surcharge of 10% and 4.63% (2024: 5.28%) with a tax surcharge of 15%. For fields located in the United States, the discount rates used were: 7.93% (Rate with tax) and 6.49% (2024: 8.54)% (Rate without tax).
●	Oil price – Brent: Projections for Ecopetrol S.A. and Hocol S.A. include USD$57.91/barrel for the first year, USD$69.73/barrel average for the medium term, and USD$73.31/barrel as of 2035. In 2024, the assumptions made took a price of USD$69.81/barrel for the first year, USD$71.14/barrel average for the medium term, and USD$73.23/barrel as of 2035. For Ecopetrol América Inc. the prices used were USD$53.43/barrel average for the short term and USD$66.06/barrel average for the long term.
●	The projection of international crude oil prices is carried out by an independent agency, specialized in Oil & Gas, which has been considering the current scenarios of the OPEC (Organization of Petroleum Exporting Countries) oil quota agreements and the balance between supply and demand in the short and long term for industry.

18.1.2Investments in joint ventures

Investments in joint ventures in the Exploration and Production segment are recorded using the equity method of accounting. The Ecopetrol Group evaluates if there is any objective evidence that indicates that the fair value of such investments has been impaired in the year, especially those for which goodwill has been recognized.

As a result, Ecopetrol Group recognized a recovery (loss) of impairment on the carrying value as of December 31, as follows:

	Year ended December 31
	2025	2024	2023
Equion Energía Limited	—	15	(8)
	—	15	(8)

In 2025, there was no evidence that the book value of associates and joint ventures was below their recoverable amount.

In 2024, an impairment recovery was recognized on the investment in Equion, which adjusts the book value of the assets evaluated to their current fair value.

In 2023, an impairment loss was recognized on the investment in Equion, mainly due to the update of its non-current assets in the model.

18.2Refining and Petrochemical

18.2.1	Refinería de Cartagena S.A.S.

	Year ended December 31
	2025	2024	2023
Refinería de Cartagena	—	1,265	1,482
	—	1,265	1,482

During 2025, no situations or conditions were identified in external or internal variables that could generate indications of impairment charges for the refinery.

In 2024, an impairment recovery of $1,271 was recognized, mainly due to: i) higher price differentials for middle distillates in the medium- and long-term projections, ii) a greater share of domestic crude oils in the refinery’s feedstock, iii) the inclusion of energy efficiency initiatives and the commissioning of the U-111 unit capacity expansion project to 50 kilobarrels per day, with the medium- and long-term goal of maintaining operational efficiency, and iv) a decrease in the discount rate based on market conditions. Additionally, an impairment loss of $6 was recognized, corresponding to the surplus from the expansion project.

2024

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	28,237	35,330	1,265
			1,265

During 2023 there was a recovery of $1,494 mainly due to: i) higher price differentials in mid–distillates in the medium and long-term projection, ii) imported crude oils more discounted on the brent marker, and iii) operational improvements executed in 2025, which together with energy efficiency initiatives have managed to optimize the operational costs of the refinery and reduce energy consumption. Additionally, a loss for impairment of office-type containers was recognized as a result of their appraisals and leftovers from the expansion project for $12.

2023

	Carrying	Recoverable	Impairment
Cash–generating units	amount	amount	reversal (loss)
Refinería de Cartagena S.A.S.	26,423	27,906	1,482
			1,482

The impairment recoveries for Refinería de Cartagena at year-end 2024 and 2023 were calculated based on fair value less costs to dispose of, which is higher than its value in use. Fair value, less costs to dispose of, were determined based on after-tax cash flows derived from the business plans projected by Management. These plans are based on market prices provided by a third party, considering long-term macroeconomic variables and fundamental assumptions regarding the supply and demand of crude oil and refined products. The fair value category is Level 3.

The estimates derived from the valuation of the impairment of the assets of Refinería de Cartagena S.A.S. The valuations for 2024 and 2023 were based on: i) exogenous and market variables beyond management control, such as prices that define refinery revenues (refined products) and costs (raw materials), and macroeconomic variables that determine the discount rate for cash flows used to value assets; and ii) operational and corporate variables subject to management control, such as plant efficiency, operational availability, and the corresponding cost and expense management. The assumptions used in the model to determine recoverable values include volumes, prices, projected operating expenses (Opex) and capital expenditures (Capex), as well as an investment component for the implementation of new technologies.

18.2.2Refinería de Barrancabermeja

As of December 31, 2025, 2024, and 2023, qualitative assessment of the assets associated with the refining segment were executed, including the Barrancabermeja Refinery Modernization Project. As a result, there are no indicators of impairment loss or recovery.

18.3Transport and Logistics

The recoverable amount of these assets was determined based on its fair value with costs of disposal, which corresponds to discounted cash flows based on the hydrocarbon production curves and refined products transport curves. The fair value hierarchy is 3.

The assumptions used in the model to determine the recoverable amount included:

1.	Exchange Rate: The exchange rate used in the exercise changed from $4,409.15 in 2024 to $4,052.71 in 2025. This indicator is consistently incorporated into the currency translation of foreign currency-denominated cash flows within the valuation model.
2.	The Weighted Average Cost of Capital (WACC) discount rate was updated from 6.0% to 5.05% in real terms in US dollars before taxes.
3.	Capital expenditures (CAPEX): For 2026, the investment plan approved by the Board of Directors is used. The investment projection for subsequent years is based on a technical approach that primarily considers investments for the maintenance and operational continuity of the transportation systems, using historical data and information validated by the technical departments.
4.	Tariffs: Pipeline transportation tariffs and associated services were updated in accordance with current regulations and applicable administrative acts, resulting in increases compared to the tariffs used in previous periods. This has a positive effect on the revenue-generating capacity of the Production Units (PUEs).
5.	Costs: The cost projection is based on the approved 2026 budget, which shows a reduction compared to the actual 2025 costs in the evaluated PUEs, reflecting a lower level of projected operating costs for the analysis period.
6.	Assets: The asset base was updated with current accounting information, incorporating the final balances of Property, Plant and Equipment, as well as right-of-use assets and reclassifications made during the period. This ensures that the book value accurately reflects the composition of each PUE.

In 2025, an impairment recovery of $346 was presented due to: i) economic update in the life of the assets, ii) better results in the volume projections, iii) increase in rates, iv) decrease in operating costs and v) a lower discount rate.

In 2024, there was an impairment reversal of $127 due to the effect of: i) tariff update in oil pipelines, ii) better results in volumetric projections, and iii) higher closing exchange rate for 2024 versus 2023.

In 2023, for the volumetric projection exercise until 2040, there is a decrease in the North, South and Yaguará-Tenay CGUs compared to 2022. This means that an impairment loss of $630 was recognized, caused mainly by the variation in the exchange rate.

18.4Energy transmission and roads

According to the impairment test, as of December 31, 2025, 2024 and 2023, ISA and its companies considered that there are no operational or economic issues indicating that the net book value of its non-current non-financial assets cannot be recovered, except for the facts evidenced in the year, which were recognized and assessed in accordance with the applicable accounting standard.

	Year ended December 31
Cash–generating units	2025	2024	2023 (4)
Intangibles (1)	12	2	(13)
Property, plant and equipment (2)	(10)	(4)	(98)
Non-current assets held for sale (3)	—	(43)	(98)
	2	(45)	(209)
(1)	In 2025, an impairment recovery of $15 was recognized for ISA Bolivia as a result of the comprehensive strategy that improved the company’s projected net future cash flows. In 2024, an impairment of $27 was recognized on assets due to the impact of the Bolivian peso’s devaluation against the US dollar and the increase in country risk due to its macroeconomic situation. Additionally, InterNexa Colombia recognized an impairment of $3 on its offshore capacity rights as a consequence of market price erosion due to a substantial increase in supply (2024: $16).
(2)	During 2025, an impairment expense of $10 was incurred due to the cancellation of ISA’s Colombian Pipeline Connection to the Caucasia 110 kV Substation (CAUC) project. In 2024, Consorcio Transmantaro updated the carrying amount of the Yaros land, part of the Nueva Yanango project, and recognized an impairment recovery of $2.
(3)	During 2024, the effective sale of the stake in the net assets that InterNexa Participações and InterNexa Perú owned in InterNexa Brasil was carried out.
(4)	As of December 31, 2023, the impairment loss was allocated to non-current assets held for sale and subsequently to property, plant, and equipment and intangible assets based on their book values. An impairment of non-current assets in the energy transmission and toll roads concessions segment of $209 mainly due to: (i) impairment $85 in Consorcio Transmantaro due to lower fair market value in Yaros project, (ii) impairment of $86 in Internexa Brazil and $13 in Intenexa Argentina, considering the update of the business plan that reflected a decrease in revenues and operating margins.